CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5:-	CASH AND CASH EQUIVALENTS

	December 31,
	2023	2022

Cash in banks (mainly in USD, 2022 – in NIS)	6,271	4,377
Short-term deposits (in NIS)	422	106

	6,693	4,483